Debt (Q3) (Details)	1 Months Ended	9 Months Ended
	Feb. 28, 2018 USD ($) Note	Mar. 31, 2018 USD ($) shares	Dec. 20, 2017 USD ($)	Sep. 28, 2017 USD ($)
Debt Instrument [Line Items]
Debt instrument, conversion into shares (in shares) | shares		437,500
Number of promissory notes | Note	2
Promissory Note - One [Member]
Debt Instrument [Line Items]
Face amount of note				$ 200,000
Maturity date		Sep. 30, 2018
Promissory Note - Two [Member]
Debt Instrument [Line Items]
Face amount of note			$ 150,000
Maturity date		Dec. 20, 2018
Promissory Note - Three [Member]
Debt Instrument [Line Items]
Face amount of note	$ 28,000
Maturity date		Aug. 31, 2018
Stated interest rate		12.00%
Debt instrument, exchange amount	25,000
Debt instrument, discount	3,000
Debt instrument, unamortized discount		$ 2,155
Promissory Note - Four [Member]
Debt Instrument [Line Items]
Face amount of note	84,000
Maturity date		Aug. 31, 2018
Stated interest rate		12.00%
Debt instrument, exchange amount	75,000
Debt instrument, discount	9,000
Debt instrument, unamortized discount		$ 6,514
Promissory Note - Five [Member]
Debt Instrument [Line Items]
Face amount of note	150,000
Maturity date		Aug. 31, 2018
Stated interest rate		12.00%
Debt instrument, exchange amount	132,000
Debt instrument, discount	$ 18,000
Debt instrument, unamortized discount		$ 12,729